BALANCE SHEETS (Parentheticals) - USD ($)	Nov. 30, 2017	Aug. 31, 2017	Aug. 31, 2016
Statement of Financial Position [Abstract]
Amount of unamortized debt discount	$ 658,308	$ 0
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized (in shares)	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued (in shares)	0	0	0
Preferred stock, shares outstanding (in shares)	0	0	0
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized (in shares)	350,000,000	350,000,000	350,000,000
Common stock, shares issued (in shares)	91,829,771	90,589,154	74,097,796
Common stock, shares outstanding (in shares)	91,829,771	90,589,154	74,097,796